Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalent	$ 3,378	$ 2,640
Other receivables	989	236
Restricted deposits	35	40
Total current assets	4,402	2,916
Non-current assets:
Property and equipment, net	66	85
Right of use assets	84	162
Restricted deposit	23	22
Total non-current assets	173	269
Total assets	4,575	3,185
Current liabilities:
Trade payables	1,160	1,459
Other current liabilities	832	2,000
Total current liabilities	1,992	3,459
Non-current liabilities:
Lease liability less current maturity		73
Liability in respect of warrants		1,412
Total non-current liabilities		1,485
Total liabilities	1,992	4,944
Shareholders’ equity:
Ordinary shares, no par value: Authorized: 90,000,000 shares at December 31, 2024 and 60,000,000 shares at December 31, 2023; Issued and outstanding: 23,228,941 and 15,379,042 shares at December 31, 2024 and 2023, respectively
Share Premium and Capital Reserve	39,243	24,362
Accumulated deficit	(36,660)	(26,121)
Total shareholders’ equity (deficit)	2,583	(1,759)
Total liabilities and shareholders’ equity	$ 4,575	$ 3,185